Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Content producers
Marketable Securities
Equity securities without readily determinable fair value	¥ 52,896,378	¥ 55,010,748
Technology and software companies
Marketable Securities
Equity securities without readily determinable fair value	44,709,246	45,724,440
Others
Marketable Securities
Equity securities without readily determinable fair value	24,105,443	24,141,925
Nanshan Stellar Investment LLP ("Nanshan LLP")
Marketable Securities
Equity securities without readily determinable fair value	¥ 121,711,067	¥ 124,877,113